Notes to the Consolidated Statements of Financial Position - Summary of Key Assumptions Used to Change for Significant Goodwill (Detail) - Goodwill [member]	Sep. 30, 2021	Sep. 30, 2020
CGU Group Internetstores [member] | Terminal Value EBITDA margin [member]
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Goodwill To Be Equal To The Carrying Amount [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(11.2)	(6.2)
CGU Group Internetstores [member] | 5-year CAGR (Compound Annual Growth Rate) [member]
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Goodwill To Be Equal To The Carrying Amount [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(10.0)	(4.8)
CGU Group Tennis [member] | Terminal Value EBITDA margin [member]
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Goodwill To Be Equal To The Carrying Amount [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(7.9)	(6.6)
CGU Group Tennis [member] | 5-year CAGR (Compound Annual Growth Rate) [member]
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Goodwill To Be Equal To The Carrying Amount [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(5.8)	(4.4)
CGU Group Publikat [member] | Terminal Value EBITDA margin [member]
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Goodwill To Be Equal To The Carrying Amount [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.2)	(2.2)
CGU Group Publikat [member] | 5-year CAGR (Compound Annual Growth Rate) [member]
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Goodwill To Be Equal To The Carrying Amount [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(2.9)	(4.7)